Isle Acquisition and Reno Acquisition and Preliminary Purchase Accounting (Tables)	12 Months Ended
Dec. 31, 2017
Isle of Capri
Schedule of Purchase Consideration Calculation
Purchase consideration calculation (dollars in thousands, except shares and stock price)	Shares	Per share
Cash paid for outstanding Isle common stock (1)			$552,050
Shares of ERI common stock issued for Isle common stock (2)	28,468,182	$19.12	544,312
Cash paid by ERI to retire Isle's long-term debt (3)			828,000
Shares of ERI common stock for Isle equity awards (4)			10,383
Purchase consideration			$1,934,745

(1)

The cash component of the consideration represents 58% of the aggregate consideration paid in the Isle Acquisition. The Merger Agreement provided that Isle stockholders could elect to exchange each share of Isle common stock for either $23.00 in cash or 1.638 shares of ERI common stock, subject to proration such that the outstanding shares of Isle common stock will be exchanged for aggregate consideration comprised of 58% cash and 42% ERI common stock. See discussion of Stock Consideration component in note (2) below.

(2)

The Stock Consideration component of the consideration represents 42% of the aggregate consideration paid in the Isle Acquisition. The Merger Agreement provided that 58% of the aggregate consideration would be paid by ERI in cash, as described in note (1) above. The remaining 42% of the aggregate consideration was paid in shares of ERI common stock. The total Stock Consideration and per share consideration above were based on the ERI stock price on April 28, 2017 (the last business day prior to Isle Acquisition Date) which was $19.12 per share.

(3)	In addition to the cash paid to retire the principal amounts outstanding of Isle’s long-term debt, ERI paid $26.6 million in premiums and interest.
(4)

This amount represents consideration paid for the replacement of Isle’s outstanding equity awards. As discussed in Note 1, Isle’s outstanding equity awards were replaced by ERI equity awards with similar terms. A portion of the fair value of ERI awards issued represents consideration transferred, while a portion represents compensation expense based on the vesting terms of the equity awards.

Summary of Accounting of the Purchase Consideration to the Identifiable Assets Acquired and Liabilities Assumed

The following table summarizes the preliminary purchase accounting of the purchase consideration to the identifiable assets acquired and liabilities assumed in the Isle Acquisition as of the Isle Acquisition Date, with the excess recorded as goodwill. The fair values were based on management’s analysis, including preliminary work performed by third-party valuation specialists. The following table summarizes our preliminary purchase price accounting of the acquired assets and liabilities as of December 31, 2017 (dollars in thousands):

Current and other assets, net	$135,925
Property and equipment	908,816
Goodwill	715,196
Intangible assets (i)	517,470
Other noncurrent assets	15,082
Total assets	2,292,489
Current liabilities	(144,306)
Deferred income taxes (ii)	(186,772)
Other noncurrent liabilities	(26,666)
Total liabilities	(357,744)
Net assets acquired	$1,934,745

(i)	Intangible assets consist of gaming licenses, trade names, and player relationships.
(ii)	Deferred tax liabilities were derived based on fair value adjustments for property and equipment and identified intangibles.

Schedule of Unaudited Pro Forma Information

The following unaudited pro forma information presents the results of operations of the Company for the years ended December 31, 2017 and 2016, as if the Isle Acquisition had both occurred on January 1, 2016 (in thousands except per share data).

	For the years ended December 31,
	2017	2016
Net revenues	$1,810,815	$1,840,170
Net income	173,027	28,138

Silver Legacy and Circus Reno
Schedule of Purchase Consideration Calculation

Purchase consideration calculation (dollars in thousands)	Silver Legacy	Circus Reno	Total
Cash consideration paid by ERI for MGM’s 50% equity interest and MGM’s member note	$56,500	$16,000	$72,500
Fair value of ERI’s pre-existing 50% equity interest	56,500	—	56,500
Settlement of Silver Legacy’s long-term debt (1)	87,854	—	87,854
Prepayment penalty (1)	1,831	—	1,831
Closing Silver Legacy and Circus Reno net working capital (2)	6,124	2,111	8,235
Reverse member note (3)	(6,107)	—	(6,107)
Deferred tax liability	2,769	—	2,769
Purchase consideration	$205,471	$18,111	$223,582

(1)

Represents $5.0 million of short-term debt, $75.5 million of long-term debt, the remaining 50% of the $11.5 million of member notes (net of discount), and accrued interest of $1.6 million. Additionally, the Company paid a $1.8 million prepayment penalty as a result of the early payoff of the Silver Legacy long-term debt.

(2)

Per the Purchase and Sale Agreement, the purchase price was $72.5 million plus the Final Closing Net Working Capital (as defined in the Purchase and Sale Agreement). As agreed by both parties, the final working capital adjustment was $8.2 million.

(3)

Represents 50% of the $11.5 million of member notes (net of discount) due to ERI, and related accrued interest. This amount was settled in conjunction with the final, agreed-upon purchase consideration.

Summary of Accounting of the Purchase Consideration to the Identifiable Assets Acquired and Liabilities Assumed

The following table summarizes the final purchase price accounting of the acquired assets and assumed liabilities (dollars in thousands):

	Silver Legacy	Circus Reno	Total
Current and other assets, net	$21,625	$2,115	$23,740
Property and equipment	168,037	14,996	183,033
Intangible assets (1)	5,000	1,000	6,000
Other noncurrent assets	10,809	—	10,809
Net assets acquired	$205,471	$18,111	$223,582

(1)	Intangible assets consist of trade names which are non-amortizable and loyalty programs which were amortized over one year.